Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Information
Schedule of segment information

	Three months ended
	March 31,
	2026	2025
Research and development costs	$4,566	$1,408
General and administrative expenses	7,304	3,289
Other significant non-cash items:
Depreciation and amortization	61	181
Total Operating Expenses	$11,931	$4,878

	For the year ended
	December 31,
	2025	2024
Research and development costs	$9,767,996	$5,176,932
General and administrative expenses	14,266,775	4,168,576
Other significant non-cash items:
Depreciation and amortization	1,161,704	1,256,391
Total Operating Expenses	25,196,475	10,601,899
Revenue	—	248,357
Total other (expense) income	(2,802,216)	(1,110,903)
Income tax expense	(17,950)	(20,965)
Net loss	$(28,016,641)	$(11,485,410)

Schedule of geographic location of long-lived assets

	March 31,	December 31,
	2026	2025
United States	$1,372	$1,191
Canada	2,077	2,166
Total	$3,449	$3,357

	December 31,
	2025	2024
United States	$1,231,273	$14,853
Canada	2,189,215	2,024,865
Total	$3,420,488	$2,039,718